Financial Instruments and Financial Risk Management - Fair Value by Hierarchy (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	$ 51,464	$ 52,299
SWA
Financial Instruments and Financial Risk Management
Financial assets	31,200	31,400
ETX
Financial Instruments and Financial Risk Management
Financial assets	20,200	20,900
Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	5,350	5,350
Level 3 of fair value hierarchy | Financial asset - FID
Financial Instruments and Financial Risk Management
Financial assets	51,464	52,299
Level 3 of fair value hierarchy | Investment in Aqualung
Financial Instruments and Financial Risk Management
Financial assets	$ 5,350	$ 5,350